CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (105,831)	$ (146,084)	$ (361,307)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	205,060	169,397	126,956
Amortization of deferred financing costs and original issue premiums	3,328	2,857	1,404
Loss on disposal of property and equipment and other long-term assets	879	541	134
Provision for (reversal of) credit losses	162	(581)	481
Loss (gain) on extinguishment of debt	1,000	(1,611)	0
Changes in operating assets and liabilities:
Accounts receivable	318	(2,028)	(16)
Receivables from affiliated companies	40,825	(40,649)	15,454
Inventories, prepaid expenses and other	8,431	(339)	4,070
Long-term prepayments, deposits and other	9,942	19,335	(5,678)
Accounts payable, accrued expenses and other	13,633	40,658	10,876
Payables to affiliated companies	11,266	(61,376)	27,967
Other long-term liabilities	886	986	884
Net cash provided by (used in) operating activities	189,899	(18,894)	(178,775)
Cash flows from investing activities:
Acquisition of property and equipment	(86,756)	(156,824)	(452,126)
Payments to an affiliated company for other long-term assets	(31,305)	(5,530)	0
Proceeds from sale of property and equipment	9,600	814	9
Funds to an affiliated company	0	0	(1,278)
Net cash used in investing activities	(108,461)	(161,540)	(453,395)
Cash flows from financing activities:
Repayments of long-term debt	(175,378)	(100,372)	0
Payments of financing costs	(7,885)	(530)	(6,050)
Net proceeds from issuance of shares	0	0	299,159
Proceeds from long-term debt	0	0	350,000
Net cash (used in) provided by financing activities	(183,263)	(100,902)	643,109
Effect of exchange rate on cash, cash equivalents and restricted cash	1,419	(147)	(705)
(Decrease) increase in cash, cash equivalents and restricted cash	(100,406)	(281,483)	10,234
Cash, cash equivalents and restricted cash at beginning of year	228,170	509,653	499,419
Cash, cash equivalents and restricted cash at end of year	127,764	228,170	509,653
Supplemental cash flow disclosures:
Cash paid for interest, net of amounts capitalized	(134,951)	(113,419)	(87,892)
Cash paid for amounts included in the measurement of lease liabilities - operating cash flows from operating leases	(677)	(673)	(726)
Repayments of long-term debt to a director of SCIH	(30,000)	0	0
Proceeds on sale of property and equipment from affiliated companies	9,600	809	4
Non-cash disclosures:
Change in operating lease right-of-use assets and lease liabilities arising from lease modification	3	(1,456)	(1,343)
Change in accrued expenses and other current liabilities and other long-term liabilities related to acquisition of property and equipment	18,290	11,600	100,394
Change in receivables from/payables to affiliated companies related to addition of property and equipment and other long-term assets	394	432	3,819
Financing costs included in accrued expenses and other current liabilities	$ 1,431	$ 125	$ 5